CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 16,297,410	$ 2,557,419	¥ 11,995,415
Restricted cash	873,859	137,128	815,906
Short-term investments	5,381,618	844,493	7,328,719
Accounts receivables, net	459,128	72,047	334,529
Amounts due from related parties, net	637,825	100,089	333,539
Other receivables and prepayments, net	2,326,866	365,136	2,286,359
Loan receivables, net	131	21	27,258
Inventories	6,865,108	1,077,285	7,642,509
Assets held for sale			408,748
Total current assets	32,841,945	5,153,618	31,172,982
Property and equipment, net	14,376,712	2,256,020	13,584,459
Deposits for property and equipment	382,121	59,963	73,718
Land use rights, net	6,612,165	1,037,593	6,062,792
Intangible assets, net	320,943	50,363	333,022
Investments in equity method investees	2,476,868	388,675	1,949,787
Other investments	2,482,911	389,623	2,861,034
Other long-term assets	296,366	46,506	100,328
Goodwill	589,165	92,453	593,662
Deferred tax assets, net	760,023	119,264	628,267
Right-of-use assets, net	1,148,322	180,197	1,580,763
Total assets	62,287,541	9,774,275	58,940,814
Current liabilities:
Accounts payable (Including accounts payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB42,615 and RMB2,340 as of December 31, 2020 and 2021, respectively)	13,144,935	2,062,727	15,191,313
Advances from customers (Including advances from customers of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB281,260 and RMB402,482 as of December 31, 2020 and 2021, respectively)	1,828,781	286,976	1,558,891
Accrued expenses and other current liabilities (Including accrued expenses and other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB 2,720,520 and RMB2,478,930 as of December 31, 2020 and 2021, respectively)	7,658,677	1,201,814	7,696,996
Amounts due to related parties (Including amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of nil and RMB120,824 as of December 31, 2020 and 2021, respectively)	429,088	67,333	444,100
Deferred income (Including deferred income of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB289,815 and RMB361,186 as of December 31, 2020 and 2021, respectively)	449,693	70,567	334,431
Short-term loans	1,975,184	309,950	1,043,426
Operating lease liabilities (Including operating lease liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB1,157 and RMB2,546 as of December 31, 2020 and 2021, respectively)	284,659	44,669	299,791
Total current liabilities	25,771,017	4,044,036	26,568,948
Deferred tax liabilities (Including deferred tax liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB31,773 and RMB29,032 as of December 31, 2020 and 2021, respectively)	437,202	68,607	432,995
Deferred income-noncurrent (Including deferred income of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB21 and nil as of December 31, 2020 and 2021, respectively)	1,026,155	161,026	1,070,891
Operating lease liabilities-noncurrent (Including operating lease liabilities-noncurrent of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB4,501 and RMB358 as of December 31,2020 and 2021, respectively)	952,813	149,517	1,360,946
Other long term liabilities	272,038	42,689	121,245
Total liabilities	28,459,225	4,465,875	29,555,025
Commitments and contingencies (Note 22)
SHAREHOLDERS' EQUITY:
Treasury shares, at cost (Nil and 2,742,990 Class A shares as of December 31, 2020 and 2021, respectively)	(1,927,719)	(302,501)
Additional paid-in capital	12,227,637	1,918,783	10,816,185
Retained earnings	22,421,488	3,518,421	17,740,415
Accumulated other comprehensive loss	(88,599)	(13,905)	(58,954)
Total Vipshop Holdings Limited shareholders' equity	32,632,898	5,120,813	28,497,734
Non-controlling interests	1,195,418	187,587	888,055
Total shareholders' equity	33,828,316	5,308,400	29,385,789
Total liabilities and shareholders' equity	62,287,541	9,774,275	58,940,814
Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	80	13	77
Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	¥ 11	$ 2	¥ 11